Relevant events of the year	12 Months Ended
Jun. 30, 2025
Relevant events of the year
Relevant events of the year

36.          Relevant events of the year

Warrants exercise - CRESUD

During the fiscal year ended June 30, 2025, certain warrant holders exercised their right to purchase additional shares. For this reason, USD 7.2 million, equivalent to ARS 7,842 million, were received, for converted warrants of 12,703,820 and a total of 17,718,953 common shares of the Company with a nominal value of ARS 1 were issued.

Change in Warrants terms and conditions - CRESUD

As a result of the cash dividend payment made by the Company on October 28, 2024, certain terms and conditions of the outstanding options (warrants) to subscribe for the Company’s ordinary shares had been modified:

·       Number of shares to be issued per warrant: Pre-dividend ratio: 1.3146. Post-dividend ratio: 1.4075.

·       Exercise price per new share to be issued: Pre-dividend price: USD 0.4303. Post-dividend price: USD 0.4019.

The other terms and conditions of the warrants remain the same.

Dividend Payment – BrasilAgro

On October 22, 2024, General Ordinary and Extraordinary Shareholders’ Meeting, BrasilAgro approved the payment of dividends for a total amount of BRL 155 million, equivalent to ARS 33,111 million. The full amount was paid as of the date of these Consolidated Financial Statements.

Shares Buyback Program – New program - IRSA

On July 11, 2024, the Board of Directors of IRSA approved a new program for the buyback program of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of Article 64. of Law No. 26,831 and the CNV regulations, for up to a maximum amount of ARS 15,000 million and up to 10% of the share capital, up to a daily limit of 25% of the average daily trading volume of the Company's shares, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 11 per GDS and ARS 1,550 per share. Likewise, the repurchase period was set at up to 180 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On September 12, 2024, IRSA completed the share buyback program, having acquired 11,541,885 common shares, representing approximately 99.93% of the approved program and 1.56% of the capital stock of IRSA.

General Ordinary and Extraordinary Shareholders’ Meeting - IRSA

On October 28, 2024, the General Ordinary and Extraordinary Shareholders’ Meeting was held, where it was resolved to distribute a dividend to shareholders in proportion to their shareholdings, payable in cash for the sum of ARS 90,000 million. These were fully paid on the date of these Consolidated Financial Statements. The amounts are expressed in currency defined as approved by the Ordinary and Extraordinary Shareholders' Meeting.

Likewise, it was approved to distribute the amount of 25,700,000 treasury shares in the portfolio of nominal value ARS 10, derived from the share repurchase programs, to the shareholders in proportion to their shareholdings, and the request for the issuance and public offer of complementary common shares to those authorized by the CNV on February 8, 2021, within the agreement of the share capital increase by subscription of shares approved by the Shareholders´ Meeting held on October 30, 2019 and the Board of Directors on January 20, 2021 for a total of 80,000,000 common shares of par value ARS 1 (currently par value ARS 10) and with the right to one vote per share and 80,000,000 options with the right to receive common shares.

Change in Warrants terms and conditions - IRSA

On November 8, 2024, the Company announced that the terms and conditions of the outstanding options (warrants) to subscribe for the Company’s ordinary shares had been modified because of the cash dividend payment and the allocation of treasury shares to its shareholders carried out by the Company on November 5, 2024. Below are the terms that have been modified:

·       Number of shares to be issued per warrant: Pre-dividend ratio: 1.3070 (nominal value ARS 10). Post-dividend ratio: 1.4818 (nominal value ARS 10).

·       Exercise price per new share to be issued: Pre-dividend price: USD 0.3307 (nominal value ARS 10). Post-dividend price: USD 0.2917 (nominal value ARS 10).

The other terms and conditions of the warrants remain the same.

Warrants exercise - IRSA

During the fiscal year ended June 30, 2025, certain warrant holders exercised their right to purchase additional shares. For this reason, USD 6.3 million, equivalent to ARS 7,373 million, was received, for converted warrants of 14,704,110 and a total of 21,061,631 common shares of the Company with a nominal value of ARS 10 were issued.

Dividend Payment – FYO

On January 8, 2025, at the General Ordinary and Extraordinary Shareholders’ Meeting, FYO approved the payment of dividends for a total amount of USD 3.2 million.

Banco Hipotecario S.A. – Cash dividend payment

On March 31, 2025, the Ordinary and Extraordinary General Shareholders’ Meeting of Banco Hipotecario S.A. approved the payment of a dividend of ARS 64,893 million, which will be paid in 10 equal, monthly, and consecutive installments, in proportion to each shareholder’s equity interest, and calculated in constant currency as of the payment date of each installment. The amount is expressed in the currency defined as approved by the Ordinary and Extraordinary General Shareholders' Meetings. The first installment was collected as of June 30, 2025.